Shareholders equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder's equity
Schedule of breakdown of the net capital raised after expenses incurred
Capital increase	2,100,000
Increase in capital reserves	8,400,000
Expenses deducted from fundraising (i)	(230,000)
Net balance raised	10,270,000

(i)	Of the total expenses deducted from the funds raised, the amount of R$ 219,760 was the cash disbursement in the 2025 fiscal year.

Summary of Share Capital
	Common shares
Shareholding structure	Amount	%
Aguassanta Holdings (Controller)	672,312,930	16.95%
Shareholding block	1,450,000,000	36.56%
Aguassanta	150,000,000
Other investors	1,300,000,000
Board of Directors	19,415,029	0.49%
Free float	1,817,700,638	45.82%
Outstanding shares	3,959,428,597	99.82%
Treasury shares	7,142,335	0.18%
Total	3,966,570,932	100.00%

Schedule of dividend receivable
Consolidated	Investment in associated (i)	Investments in joint venture	Total
Balance as of January 1, 2024	35,836	219,941	255,777
Declared dividends	1,175,775	119,647	1,295,422
Other changes	(84,945)	—	(84,945)
Dividends received	(1,018,794)	(293,912)	(1,312,706)
Balance as of December 31, 2024	107,872	45,676	153,548
Declared dividends	125,231	904	126,135
Other changes	(91,173)	(36)	(91,209)
Dividends received	(107,424)	(45,640)	(153,064)
Balance as of December 31, 2025	34,506	904	35,410

(i)	See the breakdown of the balance in note 9.1.b.

Schedule of dividend payable
Consolidated
Balance as of January 1, 2024	549,054
Declared dividends	2,994,771
Dividends paid to preferred shareholders	(668,022)
Dividends paid	(2,779,081)
Balance as of January 1, 2025	96,722
Declared dividends	2,831,692
Dividends paid to preferred shareholders	(994,592)
Dividends paid	(1,698,703)
Other changes	(8,635)
Balance as of December 31, 2025	226,484

Summary of Other Comprehensive (Loss) Income
	December 31, 2024	Comprehensive income (loss)	December 31, 2025
Income on cash flow hedge	(2,436,078)	200,259	(2,235,819)
Foreign currency translation differences	1,378,520	(55,037)	1,323,483
Remeasurement gain on defined benefit plans	(76,336)	972	(75,364)
Fair value loss on financial liabilities designated at fair value through the outcome attributable to changes in credit risk	—	(61,979)	(61,979)
Losses in the measurement of a derivative financial instrument	15,000	(15,000)	—
Change in the fair value of a financial asset	39,726		39,726
Predecessor adjustment	1,381,798	—	1,381,798
Total	302,630	69,215	371,845

Attributable to:
Controlling shareholders	565,855	59,699	625,554
Non-controlling shareholders	(263,225)	9,516	(253,709)

	December 31, 2023	Comprehensive loss (income)	December 31, 2024
Loss on cash flow hedge	(2,042,427)	(393,651)	(2,436,078)
Foreign currency translation differences	841,409	537,111	1,378,520
Remeasurement gain on defined benefit plans	(183,651)	107,315	(76,336)
Loss in the measurement of a derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	39,726
Predecessor adjustment	1,381,798	—	1,381,798
Total	51,855	250,775	302,630

Attributable to:
Owners of the Company	314,325	251,530	565,855
Non-controlling interests	(262,470)	(755)	(263,225)